Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2016	¥ 3,915,304
2017	2,380,969
2018	2,867,620
2019	1,690,587
2020	¥ 1,718,136